Stock Options and Warrants	6 Months Ended	12 Months Ended
	Nov. 30, 2015	May. 31, 2015
Stock Options and Warrants

Note 5 – Stock Options and Warrants

The Company has one active stock-based equity plan at November 30, 2015, the CytoDyn Inc. 2012 Equity Incentive Plan (the “2012 Plan”), which was approved by shareholders at the Company’s 2012 annual meeting to replace the 2004 Stock Incentive Plan and was subsequently amended by shareholder approval in February 2015 to increase the number of shares available for issuance from 3,000,000 to 5,000,000 shares of common stock. As of November 30, 2015, the Company had 404,930 shares available for future stock-based grants under the 2012 Plan.

During the six-months ended November 30, 2015, the Company issued 11,724,092 common stock warrants outside of the 2012 Plan, of which 380,000 were granted to consultants, 1,000,000 to AVCP as described above in Note 3 and the remaining 10,344,092 issued to investors in the Company’s private equity and debt offerings, as further described in Note 7. Investors in the offering, purchased common stock plus a warrant covering 50% of common stock shares purchased. Each warrant has an exercise price of $0.75 per share and a five-year term. In connection with this private placement and pursuant to the Placement Agent Agreement dated November 11, 2015, the Company issued to its placement agent, as additional compensation, a warrant covering 1,716,643 common shares, which is included in the above total, with an exercise price of $0.75 per share, a five-year term and immediate vesting. The placement agent warrant has a Black-Scholes valuation of approximately $776,000.

During the six-months ended November 30, 2015, the Company granted annual stock option awards to directors to purchase a total of 350,000 shares of common stock with an exercise price of $0.975 per share. These option awards vest at 25% per quarter over one year. The grant date fair value related to these options was $0.49 per share. An additional stock option was granted to a director to purchase a total of 250,000 shares of common stock with an exercise price of $0.97 and was fully vested upon grant date. The grant date fair value related to this option award was $0.43 per share.

During the six-months ended November 30, 2015, the Company granted options to executive management and employees to purchase a total of 1,750,000 shares of common stock. The exercise prices range from $0.87 to $0.90 per share, included in the awards covering 1,750,000 shares are options on 1,350,000 shares that vest based on certain performance targets, and 400,000 shares that vest annually over three years. The options have a ten-year term, with one option covering 100,000 shares was 50% vested upon issuance. The grant date fair value related to these option awards was $0.58 per share.

During the six-months ended November 30, 2015, the Company granted a warrant to purchase a total of 200,000 shares of common stock at an exercise price of $1.02 per shares to a third party scientific consultant. The warrant, which expires on July 13, 2025, vests and becomes exercisable 50% on January 1, 2016 and 2017, respectively. The grant date fair value related to this award was $0.60 per share. In addition, the Company granted a warrant to purchase up to 170,000 shares of $.001 par value common stock at an exercise price of $1.02 per share to a third-party consultant. The warrant has a five-year term and vests in ratable shares based on specifically identifiable performance milestones, beginning in 2016. In the event milestones are not achieved, the shares subject to such milestone shall not vest and will not be exercisable for such shares. The Company also granted a warrant covering 10,000 shares of common stock at an exercise price of $1.02, five-year term and immediate vesting to a third-party consultant. The grant date fair value of this award was $0.42 per share.

Compensation expense related to stock options and warrants for the three and six-months ended November 30, 2015 and November 30, 2014 was approximately $238,700 and $590,700 and $150,000 and $287,800, respectively. The grant date fair value of options and warrants vested during the three and six-month periods ended November 30, 2015 and November 30, 2014 was approximately $123,000 and $324,000 and $227,000 and $309,000, respectively. As of November 30, 2015, there was approximately $1,391,000 of unrecognized compensation expense related to share-based payments for unvested options, which is expected to be recognized over a weighted average period of 1.44 years.

The following table represents stock option and warrant activity as of and for the six-months ended November 30, 2015:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Options and warrants outstanding at May 31, 2015	31,008,915	$0.88	2.94	$5,538,335
Granted	14,074,092	0.78	—	—
Exercised	—	—	—	—
Forfeited/expired/cancelled	(465,000)	—	—	—

Options and warrants outstanding at November 30, 2015	44,618,007	0.84	3.39	4,043,336

Outstanding exercisable at November 30, 2015	41,406,237	$0.84	3.13	$3,959,503

Note 6 – Stock Options and Warrants

The Company has one active stock-based equity plan at May 31, 2015, the CytoDyn Inc. 2012 Equity Incentive Plan (the “2012 Plan”), which was approved by shareholders at the Company’s 2012 annual meeting of shareholders to replace the 2004 Stock Incentive Plan and subsequently amended by shareholder approval in February 2015 to increase the number of shares available for issuance from 3,000,000 to 5,000,000 shares of common stock. As of May 31, 2015, the Company had 2,754,930 shares available for future stock-based grants under the 2012 Plan.

During the year ended May 31, 2015, the Company granted options to purchase a total of 483,973 shares of common stock to directors and an employee, with exercise prices ranging from $.66 to $.81 per share. The director option awards covering 333,973 shares, vest at 25% per quarter over one year and an option covering 100,000 shares vest at 50% per year over two years, all with a five-year term. The grant date fair value related to these options was $.35 per share. The employee award covering 50,000 shares of common stock vests ratably over three years with a five-year term. The grant date fair value related to the employee award was $.43 per share.

During the year ended May 31, 2015, in connection with the two AVCP Notes (see Note 4), the Company issued warrants covering 250,000 and 75,000 shares of the Company’s common stock exercisable at a price of $0.50 per share. The warrants are currently exercisable in full, include a cashless exercise feature and have a five-year term.

During the year ended May 31, 2015 the Company granted a warrant to purchase a total of 150,000 shares of common stock at an exercise price of $1.15 per share to a third party consulting firm retained by the Company. The warrant, which expires on December 8, 2019, vests and becomes exercisable cumulatively in three tranches of 50,000 shares each in March 2015, September 2015 and March 2016. In the event the Company terminates its contract with the holder, vesting terminates immediately. The Company’s board of directors granted a warrant to purchase a total of 100,000 shares of common stock at an exercise price of $1.15 per share to a scientific advisor retained by the Company. The warrant, which will terminate in December 2019, will become vested and exercisable cumulatively as follows, 33,334 shares in April 2015, and 33,333 shares each in August 2015 and December 2015, respectively. In addition, a warrant covering 150,000 shares of common stock was granted to an outside third party consultant retained by the Company. The exercise price was $.83 per share, with a five-year term expiring in March 2020 and vests 50% in March of 2016 and March of 2017. A warrant for 150,000 shares of common stock at an exercise price of $1.05 per share was granted to a consultant. The warrant vests based on certain milestones. The warrant expired during 2015, as the milestones were not achieved.

During the year ended May 31, 2015, in connection with an inducement to convert certain promissory notes into common stock, as described in Note 4, the Company issued warrants to replace previously expired warrants to purchase an aggregate of 6,310,677 shares of common stock at an exercise price of $1.00 per share. All but two of the warrants are exercisable through October 2015. One warrant, for the purchase of 186,667 shares of common stock, is exercisable through December 2015 and one warrant, for the purchase of 160,000 shares of common stock, is exercisable until January 15, 2016. The Company agreed to register for resale the shares of common stock issuable upon exercise of the warrants. Pursuant to U.S. GAAP, issuance of warrants to induce the conversion debt is characterized as inducement interest expense and, as such, the Company recognized non-cash interest expense related to these replacement warrants of approximately $970,000 during the year ended May 31, 2015, which was the Black-Scholes fair value of the warrants at the time of issuance.

During the year ended May 31, 2015, in connection with an offer to induce the exercise of warrants initially issued with convertible debt, the Company agreed to reduce the exercise prices, which ranged from $0.75 and $2.00 per share, down to $0.55 per share, conditioned upon immediate exercise of the warrant. This inducement offer resulted in the issuance of 1,938,974 shares of common stock and receipt of proceeds by the Company of $1,066,435. Pursuant to U.S. GAAP, reducing the exercise price of warrants is characterized as inducement to convert the warrant and, as such, the Company recognized non-cash interest expense of approximately $555,000 during the year ended May 31, 2015, which was the fair value of the warrants at the time of exercise. In addition, a warrant covering 100,000 shares of common stock was exercised during the year ended May 31, 2015, at an exercise price of $0.75, with proceeds of $75,000 received by the Company.

As discussed in Note 4 above, in connection with the sale of approximately $4 million convertible Notes, the Company issued warrants to purchase a total of 1,061,586 common shares to investors. These warrants have a five-year term, an exercise price of $0.75 and are fully exercisable. In addition, the placement agent received a warrant covering 530,802 shares of common stock at $0.75 per share. The warrant has a five-year term, immediate vesting and a cashless exercise provision and is fully exercisable. The placement agent warrants were treated as debt issuance costs and the fair value of the warrants, which was approximately $285,000, is included in the total debt issuance costs (see Note 4).

Compensation expense related to stock options and warrants issued as compensation was approximately $631,000 and $928,400 for the year ended May 31, 2015 and 2014, respectively. The grant date fair value of options and warrants vested during the years ended May 31, 2015 and 2014, was approximately $886,000 and $2,274,000, respectively. As of May 31, 2015, there was approximately $527,000 of unrecognized compensation costs related to share-based payments for unvested options, which is expected to be recognized over a weighted-average period of 1.13 years.

The estimated fair value of options and warrants is determined using the Black-Scholes option valuation model with the following weighted-average assumptions for the periods ended May 31, 2015 and 2014:

	2015	2014
Risk-free rate	0.73% - 1.10%	0.52% - 1.85%
Dividend yield	—	—
Volatility	74.36% - 81.16%	78.73% - 92.92%
Expected term	2.5-3.5 years	2.5-3.5 years
Grant date fair value	$0.33 - $0.60	$.40- $.67

The following table represents stock option and warrant activity for the periods ended May 31, 2015 and 2014:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Options and warrants outstanding - May 31, 2013	18,146,838	$1.65	1.86	$140,321
Granted	18,414,244	0.74	—	—
Exercised	(50,000)	—	—	—
Forfeited/expired/cancelled	(5,704,721)	1.49	—	—

Options and warrants outstanding - May 31, 2014	30,806,361	1.13	3.29	177,042

Granted	9,262,038	0.93	—	—
Exercised	(2,038,974)	0.55	—	—
Forfeited/expired/cancelled	(7,020,510)	1.76	—	—

Options and warrants outstanding - May 31, 2015	31,008,915	0.88	2.94	5,538,335

Outstanding exercisable - May 31, 2015	29,898,494	$0.89	2.91	$5,334,919

Note 7 – License Agreements